Mezzanine equity	12 Months Ended
Dec. 31, 2023
Mezzanine equity
Mezzanine equity

24.  Mezzanine equity

In 2018, a subsidiary of the Group issued 500,000,000 shares of redeemable convertible preferred shares for cash consideration of US$50,000 to certain third-party investors. The Group classifies the redeemable convertible preferred shares as mezzanine equity and records accretion of redemption value in accordance with ASC 480-10. The Group used the interest method for the changes of redemption value over the period from the date of issuance to the earliest redemption date of the non-controlling interests. In September 2023, the company repurchase the redeemable convertible preferred shares. The Company’s mezzanine equity balance was reduced by the carrying value of the preferred shares, and the difference between the agreed settlement amount between all parties of US$22 million and the carrying value of US$74.6 million was recorded in the statement of comprehensive income. Accretion of redeemable convertible preferred shares to redemption value of US$5,000, US$5,000 was recognized for the years ended December 31, 2021 and 2022, respectively. Gain on repurchase of redeemable convertible preferred shares of a subsidiary of US$52,583 was recognized for the year ended December 31, 2023.